Alpha Defensive Alternatives Fund
Alpha Defensive Alternatives Fund
Investment Objective
The Defensive Alternatives Fund seeks to achieve capital preservation. In pursuing its objective, the Fund looks to emphasize absolute (positive) returns and low volatility across all market cycles.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Defensive Alternatives Fund.
SHAREHOLDER FEES (fees paid directly from your investment)
Shareholder Fees	Alpha Defensive Alternatives Fund Class I
SHAREHOLDER FEES (fees paid directly from your investment)	none

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	Alpha Defensive Alternatives Fund Class I
Management Fees	0.65%
Other Expenses	0.56%
Acquired Fund Fees and Expenses	1.28%
Total Annual Fund Operating Expenses	2.49%	[1]
Plus: Recouped Management Fees	0.08%	[2]
Less: Fee Waiver	(0.04%)	[3]
Total Annual Fund Operating Expenses After Recouped Management Fees and Fee Waiver	2.53%
[1]	Total Annual Fund Operating Expenses for the Defensive Alternatives Fund's Class I shares do not correlate to the Ratio of Expenses to Average Net Assets Before Expense Reimbursement and Recoupment in the Financial Highlights section of the statutory prospectus, which reflects the operating expenses of the Fund and does not include expenses attributed to acquired fund fees and expenses ("AFFE").
[2]	Alpha Capital Funds Management, LLC (the "Adviser") initially recouped management fees during the first part of the fiscal year in the amount of 0.08% and later waived management fees of 0.04% after Fund assets decreased and expenses increased.
[3]	The Adviser has contractually agreed to waive a portion or all of its management fees and pay Fund expenses to ensure that Total Annual Fund Operating Expenses (excluding AFFE, taxes, interest expense, and extraordinary expenses) do not exceed 1.25% of average daily net assets for Class I (the "Expense Cap"). The Expense Cap will remain in effect through at least January 27, 2017, and may be terminated only by the Trust's Board of Trustees (the "Board"). The Adviser may request recoupment of previously waived fees and paid expenses from the Fund for three years from the date they were waived or paid, subject to the Expense Cap.

Example
This Example is intended to help you compare the cost of investing in the Defensive Alternatives Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same (taking into account the Expense Cap only in the first year).

Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Expense Example	1 Year	3 Years	5 Years	10 Years
Alpha Defensive Alternatives Fund | Class I | USD ($)	256	788	1,345	2,866

Portfolio Turnover
The Defensive Alternatives Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance.  During the most recent fiscal year, the Fund’s portfolio turnover rate was 124.38% of the average value of its portfolio.

Principal Investment Strategies of the Fund
Under normal market conditions, the Defensive Alternatives Fund will invest in multiple open-end and closed-end mutual funds and exchange-traded funds (“ETFs”) in an attempt to preserve capital and produce positive returns regardless of broad equity and debt market direction.  The mutual funds and ETFs (together, the “Underlying Funds”) in which the Fund invests have the ability to pursue their own investment strategies including, but not limited to: long-only strategies (Underlying Fund can only purchase securities), short-only strategies (Underlying Fund only sells securities short), long-short strategies (Underlying Fund can both purchase securities and sell securities short), arbitrage strategies (Underlying Fund attempts to profit from simultaneously purchasing one security and selling another security) and global macroeconomic strategies (Underlying Fund attempts to profit from price movements in global equity, currency, interest rate and commodity markets).

The Underlying Funds also have the ability to pursue their own sector exposures by investing in different asset classes, including, but not limited to: domestic and foreign equity securities of all types of issuers (including common and preferred stocks of any size market capitalization); domestic and foreign debt securities of all types of issuers (including corporate and government debt securities) and of all maturities and ratings (including high-yield debt (“junk bond”) securities); mortgage-related and other asset-backed securities; foreign currencies; commodities or in instruments whose performance is linked to the price of an underlying commodity or commodity index; other investment companies; or any combination thereof.  The foreign securities in which the Underlying Funds invest may be of issuers located in emerging markets.  The Underlying Funds may also invest in derivatives such as options, futures, swaps and credit default swaps which provide a low cost, effective way for the Fund to gain exposure to certain securities.  The Adviser itself does not use leverage or invest in derivatives.  The Defensive Alternatives Fund’s multiple strategies and sectors approach seeks to provide greater overall returns with similar volatility when compared to the Hedge Fund Research, Inc. (“HFRI”) Fund of Funds Composite Index. The Fund, however, is not a hedge fund.

The Adviser employs a rigorous process in an attempt to construct a portfolio of Underlying Funds that will preserve capital and generate positive returns in all market environments.  The Adviser begins the portfolio construction process by screening the universe of Underlying Funds using qualitative inputs such as fund strategy, assets under management, fund expenses, and manager tenure, and quantitative inputs based on historical returns, standard deviation and variance of returns, value added by the Underlying Fund managers and the Underlying Fund’s sensitivity to broad market movements.  Second, managers of Underlying Funds that make it past the initial screen are interviewed by the Adviser.  Last, the actual selection and weight of each Underlying Fund is determined by how each Underlying Fund contributes to expected portfolio returns, in addition to the Adviser’s forward looking outlook for each sector and strategy.  No single Underlying Fund will have a position size greater than 20% of net assets based on cost at the time of investment.

Underlying Funds can be sold for a number of reasons and are reviewed on a case-by-case basis.  Reasons for selling an Underlying Fund include, but are not limited to: underperformance of the Underlying Fund versus peers or expectations, identification of a more attractive Underlying Fund, identification of a lower cost Underlying Fund, an increase in volatility of the Underlying Fund’s returns, an unwanted change or drift in an Underlying Fund’s strategy, or a change in the Underlying Fund’s management.

Because the Defensive Alternatives Fund is a “fund of funds,” you will indirectly bear your proportionate share of any fees and expenses charged by the Underlying Funds in which the Fund invests in addition to the expenses of the Fund.  Actual underlying expenses are expected to vary with changes in the allocation of the Fund’s assets among various Underlying Funds.

Principal Risks of Investing in the Fund
Losing all or a portion of your investment is a risk of investing in the Defensive Alternatives Fund.  The following risks, which are primarily risks of the Underlying Funds, could affect the value of your investment:

●	Management Risk – The Defensive Alternatives Fund is an actively managed portfolio. The Adviser’s management practices and investment strategies might not work to produce the desired results.

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ETF and Mutual Fund Risk – When the Defensive Alternatives Fund invests in an ETF or mutual fund, it will bear additional expenses based on its pro rata share of the ETF’s or mutual fund’s operating expenses, including the potential duplication of management fees.  The risk of owning an ETF or mutual fund generally reflects the risks of owning the underlying securities the ETF or mutual fund holds.  The Fund also will incur brokerage costs when it purchases ETFs.

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Closed-End Fund Risk – The value of the shares of closed-end funds may be lower than the value of the portfolio securities held by the closed-end fund. Closed-end funds may trade infrequently, with small volume, which may make it difficult for the Fund to buy and sell shares. Also, the market price of closed-end funds tends to rise more in response to buying demand and fall more in response to selling pressure than is the case with larger capitalization companies.

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Equity Market Risk – Common and preferred stocks are susceptible to general stock market fluctuations and to volatile increases and decreases in value.  Preferred stocks are also subject to the risk that interest rates will rise resulting in a decrease in their value. The stock market may experience declines or stocks in an Underlying Fund’s portfolio may not increase their earnings at the rate anticipated.

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Interest Rate Risk – The risk that fixed income securities will decline in value because of changes in interest rates.  It is likely there will be less governmental action in the near future to maintain low interest rates.  The negative impact on fixed income securities from the resulting rate increases for that and other reasons could be swift and significant.

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Default Risk – The Defensive Alternatives Fund could lose money if the issuer or guarantor of a fixed income security owned by an Underlying Fund, or the counterparty to a derivative contract, is unable or unwilling to meet its financial obligations.

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High Yield Securities Risk – Fixed income securities in an Underlying Fund that are rated below investment grade (i.e., “junk bonds”) are subject to additional risk factors such as increased possibility of default liquidation of the security, and changes in value based on public perception of the issuer.  High yield securities are considered primarily speculative with respect to the issuer’s continuing ability to make principal and interest payments.

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Foreign and Emerging Market Securities Risk – To the extent the Defensive Alternatives Fund invests in Underlying Funds that invest in the securities of foreign issuers, including emerging market issuers, the Fund is exposed to certain risks that can include fluctuations in foreign currencies, foreign currency exchange controls, political and economic instability, differences in securities regulation and trading, and foreign taxation issues.  These risks are greater in emerging markets.

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Currency Risk – Changes in foreign currency exchange rates will affect the value of what an Underlying Fund owns and the Underlying Fund’s share price. Generally, when the U.S. dollar rises in value against a foreign currency, an investment in that country loses value because that currency is worth fewer U.S. dollars. Devaluation of a currency by a country’s government or banking authority also will have a significant impact on the value of any investments denominated in that currency. Currency markets generally are not as regulated as securities markets.

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Short Sales Risk – Short sales involve specific risk considerations and may be considered a speculative technique.  For example, under adverse market conditions, an Underlying Fund might have difficulty purchasing securities to meet its short sale delivery obligations, and might have to sell portfolio securities to raise the capital necessary to meet its short sale obligations at a time when fundamental investment considerations would not favor such sales.

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Commodities Risk – Investments by an Underlying Fund in companies involved in commodity-related businesses may be subject to greater volatility than investments in companies involved in more traditional businesses. This is because the value of companies in commodity-related businesses may be affected by overall market movements and other factors affecting the value of a particular industry or commodity, such as weather, disease, embargoes, or political and regulatory developments.

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Mortgage-Related and Other Asset-Backed Securities Risk – Generally, rising interest rates tend to extend the duration of fixed rate mortgage-related securities, making them more sensitive to changes in interest rates. As a result, in a period of rising interest rates, if an Underlying Fund holds mortgage-related securities, it may exhibit additional volatility. This is known as extension risk. In addition, adjustable and fixed rate mortgage-related securities are subject to prepayment risk. When interest rates decline, borrowers may pay off their mortgages sooner than expected. This can reduce the returns of the Underlying Fund because the Underlying Fund may have to reinvest that money at the lower prevailing interest rates. Asset-backed securities are subject to risks similar to those associated with mortgage-related securities.

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Derivatives Risk – An Underlying Fund’s use of derivatives (which may include options, futures, swaps and credit default swaps) may reduce the Underlying Fund’s returns and/or increase volatility.  Derivatives may experience large, sudden or unpredictable changes in liquidity and may be difficult to sell or unwind.  An Underlying Fund may lose more money using derivatives then it would have lost if it had invested directly in the underlying security or asset on which the value of the derivatives is based.  Derivatives contracts that are privately negotiated may be subject to counterparty risk, meaning that if the counterparty’s financial condition declines, the counterparty may unable to satisfy its obligations under the contract in a timely manner, if at all resulting in potential losses to the Underlying Fund.  When used for hedging, the change in value of a derivative may not correlate as expected with the currency, security or other risk being hedged.

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Small- and Medium-Sized Company Risk – The Defensive Alternatives Fund invests in Underlying Funds that invest in small- and medium-sized companies which often have less predictable earnings, more limited product lines, markets, distribution channels or financial resources and the management of such companies may be dependent upon one or a few key people.  The market movements of equity securities of small- and medium-sized companies may be more abrupt and volatile than the market movements of equity securities of larger, more established companies or the stock market in general and small-sized companies in particular, are generally less liquid than the equity securities of larger companies.

●	Asset Allocation Risk – The Defensive Alternatives Fund’s allocation among Underlying Funds with various asset classes and investments may not produce the desired results.

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Leverage Risk – When an Underlying Fund uses derivatives for leverage, investments in that Underlying Fund will tend to be more volatile, resulting in larger gains or losses in response to market changes.  Because many derivatives have a leverage component, adverse changes in the value or level of the underlying asset, reference rate or index can result in a loss substantially greater than the amount invested in the derivative itself. Certain derivatives have the potential for unlimited loss, regardless of the size of the initial investment.

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Concentration Risk – To the extent the Underlying Funds concentrate their investments in a particular industry or sector; such Underlying Fund’s shares may be more volatile and fluctuate more than shares of a fund investing in a broader range of securities.

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Sector Risk – To the extent the Defensive Alternatives Fund invests in an Underlying Fund that invests a significant portion of its assets in the securities of companies in the same sector of the market, the Fund is more susceptible to economic, political, regulatory and other occurrences influencing those sectors.

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Portfolio Turnover Risk – A high portfolio turnover rate (100% or more) has the potential to result in the realization and distribution to shareholders of higher capital gains, which may subject you to a higher tax liability.

Performance
The following information provides some indication of the risks of investing in the Defensive Alternatives Fund.  The bar chart shows the annual returns for the Fund’s shares from year to year.  The table shows how the Fund’s average annual returns for 1 year and since inception compare with those of broad measures of market performance.  The Fund’s past performance, before and after taxes, does not necessarily indicate how it will perform in the future.  Updated performance information is available on the Fund’s website at www.alphacapitalfunds.com or by calling the Fund toll-free at 1-877-9AlphaC (1-877-925-7422).

Calendar Year Total Returns as of December 31

During the period of time shown in the bar chart, the Defensive Alternatives Fund’s highest quarterly return was 3.23% for the quarter ended September 30, 2012, and the lowest quarterly return was -3.22% for the quarter ended June 30, 2013.

Average Annual Total Returns (for the periods ended December 31, 2015)
Average Annual Returns - Alpha Defensive Alternatives Fund	Label	Average Annual Returns, 1 Year	Average Annual Returns, Since Inception	Average Annual Returns, Inception Date
Class I	Return Before Taxes	(5.00%)	0.45%	Jan. 31, 2011
After Taxes on Distributions | Class I	Return After Taxes on Distributions	(5.61%)	(0.34%)
After Taxes on Distributions and Sale of Fund Shares | Class I	Return After Taxes on Distributions and Sale of Fund Shares	(2.78%)	0.08%
HFRI Fund of Funds Composite Index (reflects no deduction for taxes)	HFRI Fund of Funds Composite Index (reflects no deduction for taxes)	(0.34%)	2.09%	Jan. 31, 2011
Barclays Capital U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)	Barclays Capital U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)	0.55%	3.28%	Jan. 31, 2011

The after-tax returns were calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.  Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”).

The Return After Taxes on Distributions and Sale of Fund Shares is higher than other return figures when a capital loss occurs upon the redemption of Fund shares.